Maturity of Assets and Liabilities - Schedule of Maturity of Financial Assets and Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Total		$ 13,252,607
Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	$ 559,457	1,015,614
Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	11,620,187	10,121,111
Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	2,938,034	1,112,806
Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	2,646,756	2,327,723
Lease obligations [member]
Disclosure of financial assets [line items]
Total	172,924
Debt Issued [member]
Disclosure of financial assets [line items]
Total	6,408,356	6,010,124
Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total	56,826	341,707
Allowance for loan losses	239	463
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	183,702	96,943
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	3,598,890	2,657,154
Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	23,134,814	21,482,490
Commercial loans [member]
Disclosure of financial assets [line items]
Total	15,460,544	14,366,900
Allowance for loan losses	545,199	484,707	$ 488,535
Mortgage [member]
Disclosure of financial assets [line items]
Total	4,876,041	4,445,827
Consumer loans [member]
Disclosure of financial assets [line items]
Total	2,798,229	2,669,763
Allowance for loan losses	256,417	217,296
Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	115,658	198,923
Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	75,975	109,467
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	3,154,957	1,368,957
Up to one month [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	559,457	1,015,614
Up to one month [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	3,946,542	3,624,335
Up to one month [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	235,652	128,367
Up to one month [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	90,251	231,419
Up to one month [member] | Lease obligations [member]
Disclosure of financial assets [line items]
Total	1,177
Up to one month [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	30,419	2,449
Up to one month [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total	55,881	65,398
Up to one month [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	20,465	46,266
Up to one month [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	258,843	151,521
Up to one month [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	1,641,670	1,595,651
Up to one month [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	1,443,029	1,391,707
Up to one month [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	3,040	2,544
Up to one month [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	195,601	201,400
Up to one month [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	29,026	27,012
Up to one month [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	75,975	109,467
Up to one month [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	151,952	120,361
1 - 3 months [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	2,432,029	2,311,111
1 - 3 months [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	145,905	95,019
1 - 3 months [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	246,214	446,436
1 - 3 months [member] | Lease obligations [member]
Disclosure of financial assets [line items]
Total	76,333
1 - 3 months [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	378	23,261
1 - 3 months [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total		16,685
1 - 3 months [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	54,382	470
1 - 3 months [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	151,014	103,048
1 - 3 months [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	2,723,589	2,343,263
1 - 3 months [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	2,209,624	1,876,174
1 - 3 months [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	550	1,021
1 - 3 months [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	513,415	466,068
1 - 3 months [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	7,543	18,238
1 - 3 months [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	160,523	102,992
3 months to 1 year [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	3,913,833	2,910,851
3 months to 1 year [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	283,404	161,214
3 months to 1 year [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	1,781,437	1,151,959
3 months to 1 year [member] | Lease obligations [member]
Disclosure of financial assets [line items]
Total	52,074
3 months to 1 year [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	620,710	668,648
3 months to 1 year [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total	945	17,437
3 months to 1 year [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	39,730	19,002
3 months to 1 year [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	609,862	582,899
3 months to 1 year [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	2,796,116	2,115,285
3 months to 1 year [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	2,693,582	2,023,542
3 months to 1 year [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	2,760	3,876
3 months to 1 year [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	99,774	87,867
3 months to 1 year [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	78,138	153,673
3 months to 1 year [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	306,284	178,826
1 - 3 years [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	827,802	762,998
1 - 3 years [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	580,829	200,052
1 - 3 years [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	406,539	337,465
1 - 3 years [member] | Lease obligations [member]
Disclosure of financial assets [line items]
Total	14,561
1 - 3 years [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	959,369	868,994
1 - 3 years [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total		242,187
1 - 3 years [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	39,822	22,027
1 - 3 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	1,515,340	1,314,188
1 - 3 years [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	2,576,345	2,322,459
1 - 3 years [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	1,962,306	1,734,720
1 - 3 years [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	22,657	18,192
1 - 3 years [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	591,382	569,547
1 - 3 years [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	951
1 - 3 years [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	602,190	263,595
3-6 years [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	128,756	102,155
3-6 years [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	703,285	248,765
3-6 years [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	96,281	100,455
3-6 years [member] | Lease obligations [member]
Disclosure of financial assets [line items]
Total	20,734
3-6 years [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	1,375,640	1,125,037
3-6 years [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	26,703	4,573
3-6 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	896,383	330,485
3-6 years [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	3,778,435	3,464,140
3-6 years [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	2,516,050	2,238,373
3-6 years [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	115,878	103,965
3-6 years [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	1,146,507	1,121,802
3-6 years [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	662,530	279,427
Over 6 year [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	371,225	409,661
Over 6 year [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	988,959	279,389
Over 6 year [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	26,034	59,989
Over 6 year [member] | Lease obligations [member]
Disclosure of financial assets [line items]
Total	8,045
Over 6 year [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	3,421,840	3,321,735
Over 6 year [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	2,600	4,605
Over 6 year [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	167,448	175,013
Over 6 year [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	9,618,659	9,641,692
Over 6 year [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	4,635,953	5,102,384
Over 6 year [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	4,731,156	4,316,229
Over 6 year [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	251,550	223,079
Over 6 year [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	$ 1,271,478	$ 423,756